Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

4       Segment information

Operating segments are components of an enterprise where separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s chief operating decision maker is its Board of Directors. The Group’s operating segments are managed separately because each operating segment represents a strategic business unit providing airport and non-airport services (“others”) to clients in different countries. The Group’s reportable operating segments are the seven countries in which the Group currently operates, which are Argentina, Brazil, Uruguay, Armenia, Ecuador, Italy and Peru.

Within each reportable segment, the Group develops and operates airport concessions (“Airports”) and provides other services not directly related to airport concessions (“Others”).

Assets, liabilities and results of sub-holding and/or holding companies are not allocated and are reported within the “Unallocated” column. This column also includes head office and group services.

The elimination of any intersegment revenues and other significant intercompany operations are included in the “Intersegment Adjustments” column.

The performance of each reportable segment is measured by its adjusted EBITDA, defined, with respect to each segment, as net income before financial income, financial loss, inflation adjustment, income tax expense, depreciation and amortization for such segment. The Adjusted EBITDA does not exclude the amortization of the intangible asset related to the fixed fee payable to the corresponding governments for the operation of the airports concessions.

In addition, the CODM considers each reportable segment’s Adjusted EBITDA before Construction Services margin as a relevant performance measure.

Adjusted EBITDA excluding Construction Services is defined, with respect to each segment, as net income before construction services revenue, financial income, construction services cost, financial loss, inflation adjustment, income tax expense, depreciation and amortization for such segment. The Adjusted EBITDA excluding construction services revenue and construction services cost does not exclude the amortization of the intangible asset related to the fixed fee payable to the corresponding governments for the operation of airports concessions.

Geographical information

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Perú	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	Airports	Adjustments	Unallocated	Total*
Year ended December 31, 2019
Revenue	935,035	217	116,581	—	107,744	16,888	133,463	109,608	145,635	—	(12,326)	5,795	1,558,640
Cost of services	(711,144)	(18)	(96,210)	—	(54,218)	(12,968)	(82,472)	(71,958)	(104,573)	—	9,191	(14,055)	(1,138,425)
Gross profit / (loss)	223,891	199	20,371	—	53,526	3,920	50,991	37,650	41,062	—	(3,135)	(8,260)	420,215
Selling, general and administrative expenses	(88,083)	(308)	(12,515)	(115)	(12,625)	(1,346)	(12,259)	(17,035)	(15,012)	—	3,137	(12,130)	(168,291)
Impairment loss	—	—	(42,801)	—	—	—	—	—	—	—	—	—	(42,801)
Other operating income	15,474	38	1,341	—	131	49	103	140	—	—	(17)	—	17,259
Other operating expenses	(1,075)	—	(332)	—	(346)	(75)	(731)	(93)	(111)	—	16	—	(2,747)
Operating income / (loss)	150,207	(71)	(33,936)	(115)	40,686	2,548	38,104	20,662	25,939	—	1	(20,390)	223,635
Share of loss in associates	—	—	—	—	—	—	—	—	35	(5,088)	—	(300)	(5,353)
Amortization and depreciation	91,217	—	11,788	—	12,124	1,024	13,724	4,646	12,530	—	—	15,394	162,447
Adjusted Ebitda	241,424	(71)	(22,148)	(115)	52,810	3,572	51,828	25,308	38,504	(5,088)	1	(5,296)	380,729
Construction services revenue	(308,296)	—	—	—	(6,110)	—	(11,591)	(14,888)	(9,379)	—	—	—	(350,264)
Construction services cost	308,072	—	—	—	6,110	—	11,255	14,888	7,673	—	—	—	347,998
Adjusted Ebitda excluding Construction Services	241,200	(71)	(22,148)	(115)	52,810	3,572	51,492	25,308	36,798	(5,088)	1	(5,296)	378,463
Construction services revenue	308,296	—	—	—	6,110	—	11,591	14,888	9,379	—	—	—	350,264
Construction services cost	(308,072)	—	—	—	(6,110)	—	(11,255)	(14,888)	(7,673)	—	—	—	(347,998)
Adjusted Ebitda	241,424	(71)	(22,148)	(115)	52,810	3,572	51,828	25,308	38,504	(5,088)	1	(5,296)	380,729
Financial income													51,889
Financial loss													(233,521)
Inflation adjustment													(25,391)
Amortization and depreciation													(162,447)
Income before income tax expense													11,259
Income tax expense													(17,079)
Net loss													(5,820)

Current assets	149,064	139	47,726	140	16,691	4,222	57,323	50,629	55,249	—	(59,393)	185,853	507,643
Non-current assets	1,235,497	22	1,106,996	104	151,717	6,425	169,130	63,914	245,541	8,059	(768)	387,963	3,374,600
Capital Expenditure	308,301	—	5,347	—	7,040	2,332	13,270	18,198	17,905	—	(33)	13	372,373
Current liabilities	220,849	29	129,875	2	21,080	2,740	27,853	49,616	105,873	—	(59,393)	63,778	562,302
Non-current liabilities	516,344	—	1,080,283	—	48,018	3,644	54,009	17,839	60,650	—	(768)	341,308	2,121,327

* The Group initially applied IFRS 16 at January 1, 2019. In applying IFRS 16, in relation to the leases that were classified as operating leases, the Group recognizes depreciation and interest costs, instead of operating lease expense. In relation to those leases, the Group recognized USD 3,443 of depreciation charges and USD 477 of additional interest costs from leases in 2019.

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Perú	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	Airports	Adjustments	Unallocated	Total
Year ended December 31, 2018
Revenue	822,756	256	123,241	—	105,707	17,668	118,376	89,225	155,483	—	(12,313)	5,746	1,426,145
Cost of services	(562,275)	(19)	(103,933)	—	(51,953)	(13,305)	(68,541)	(51,382)	(115,077)	—	9,578	(14,518)	(971,425)
Gross profit / (loss)	260,481	237	19,308	—	53,754	4,363	49,835	37,843	40,406	—	(2,735)	(8,772)	454,720
Selling, general and administrative expenses	(75,189)	(251)	(20,204)	(15)	(12,796)	(1,348)	(12,676)	(20,512)	(13,610)	—	2,735	(18,033)	(171,899)
Other operating income	15,854	41	2,186	—	440	84	137	1,465	—	—	—	—	20,207
Other operating expenses	(1,553)	—	(1,445)	—	(267)	(98)	(611)	(80)	—	—	—	—	(4,054)
Operating income / (loss)	199,593	27	(155)	(15)	41,131	3,001	36,685	18,716	26,796	—	—	(26,805)	298,974
Share of loss in associates	—	—	—	—	—	—	—	—	43	(5,325)	—	1,136	(4,146)
Amortization and depreciation	75,164	—	15,011	—	12,687	946	12,137	5,954	11,935	—	—	17,215	151,049
Adjusted Ebitda	274,757	27	14,856	(15)	53,818	3,947	48,822	24,670	38,774	(5,325)	—	(8,454)	445,877
Construction services revenue	(176,131)	—	—	—	(653)	—	(5,799)	—	(15,834)	—	—	—	(198,417)
Construction services cost	175,964	—	—	—	634	—	5,629	—	14,117	—	—	—	196,344
Adjusted Ebitda excluding Construction Services	274,590	27	14,856	(15)	53,799	3,947	48,652	24,670	37,057	(5,325)	—	(8,454)	443,804
Construction services revenue	176,131	—	—	—	653	—	5,799	—	15,834	—	—	—	198,417
Construction services cost	(175,964)	—	—	—	(634)	—	(5,629)	—	(14,117)	—	—	—	(196,344)
Adjusted Ebitda	274,757	27	14,856	(15)	53,818	3,947	48,822	24,670	38,774	(5,325)	—	(8,454)	445,877
Financial income													76,281
Financial loss													(331,147)
Inflation adjustment													(36,460)
Amortization and depreciation													(151,049)
Income before income tax expense													3,502
Income tax expense													(14,101)
Net loss													(10,599)

Current assets	202,187	251	45,042	116	21,925	3,660	51,264	44,145	51,192	—	(60,077)	173,037	532,742
Non-current assets	1,061,352	23	1,224,475	—	149,418	5,396	168,465	46,009	239,489	8,640	(600)	409,869	3,312,536
Capital Expenditure	176,525	—	8,264	—	1,832	1,552	8,026	2,127	21,142	—	—	64	219,532
Current liabilities	150,971	36	106,907	—	22,874	2,341	25,525	45,130	89,414	—	(59,909)	67,262	450,551
Non-current liabilities	504,934	—	1,121,409	—	52,904	2,450	74,457	2,098	65,552	—	(768)	348,994	2,172,030

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Perú	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	Airports	Adjustments	Unallocated	Total
Year ended December 31, 2017
Revenue	1,000,303	422	128,842	—	100,553	15,774	94,464	85,310	154,526	—	(10,191)	5,150	1,575,153
Cost of services	(638,216)	(144)	(116,164)	—	(48,371)	(12,184)	(52,863)	(50,247)	(104,257)	—	6,778	(14,315)	(1,029,983)
Gross profit / (loss)	362,087	278	12,678	—	52,182	3,590	41,601	35,063	50,269	—	(3,413)	(9,165)	545,170
Selling, general and administrative expenses	(96,737)	(242)	(14,361)	—	(11,758)	(1,323)	(11,263)	(16,185)	(30,800)	—	3,413	(14,945)	(194,201)
Reversal of previous impairment/(Impairment loss)	—	—	3,065	—	—	—	—	—	—	—	—	—	3,065
Other operating income	18,942	69	—	—	74	341	149	287	—	—	—	91	19,953
Other operating expenses	(1,271)	(1)	(1,622)	—	(623)	(371)	(827)	(77)	—	—	(9)	(37)	(4,838)
Operating income / (loss)	283,021	104	(240)	—	39,875	2,237	29,660	19,088	19,469	—	(9)	(24,056)	369,149
Share of loss in associates	—	—	—	—	—	—	—	—	39	(15,283)	—	(597)	(15,841)
Amortization and depreciation	32,121	—	17,038	—	12,495	590	11,493	7,376	10,302	—	—	16,899	108,314
Adjusted Ebitda	315,142	104	16,798	—	52,370	2,827	41,153	26,464	29,810	(15,283)	(9)	(7,754)	461,622
Construction services revenue	(231,014)	—	—	—	(2,750)	—	(2,553)	—	(13,795)	—	—	—	(250,112)
Construction services cost	230,829	—	—	—	2,670	—	2,479	—	12,624	—	—	—	248,602
Adjusted Ebitda excluding Construction Services	314,957	104	16,798	—	52,290	2,827	41,079	26,464	28,639	(15,283)	(9)	(7,754)	460,112
Construction services revenue	231,014	—	—	—	2,750	—	2,553	—	13,795	—	—	—	250,112
Construction services cost	(230,829)	—	—	—	(2,670)	—	(2,479)	—	(12,624)	—	—	—	(248,602)
Adjusted Ebitda	315,142	104	16,798	—	52,370	2,827	41,153	26,464	29,810	(15,283)	(9)	(7,754)	461,622
Financial income													62,555
Financial loss													(302,047)
Amortization and depreciation													(108,314)
Income before income tax expense													113,816
Income tax expense													(46,925)
Net income													66,891